Income tax (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax [Abstract]
Profit from continuing operations at tax rate applicable in the respective countries	$ (6,115)	$ 12,419	$ 2,686
Permanent differences:
Share of profit of associates and joint ventures	1,615	(1,494)	(357)
Unrecognized tax loss carryforwards	(3,094)	(4,255)	(4,016)
Changes in fair value of financial instruments	(1,684)	469	(720)
Inflation adjustment permanent difference	1,660
Tax rate differential	2,447	(340)	12,924
Taxable profit of non-argentinian holding subsidiaries		572	(429)
Non-taxable profit, non-deductible expenses and others	238	467	1,047
Fiscal transparency	150
Tax inflation adjustment	(2,086)	(3,587)
Income tax from continuing operations	$ (6,869)	$ 4,251	$ 11,135